UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

California (0.5%)

CA State G.O. Bonds, 5s, 11/1/32	A1	$750,000	$838,193

			838,193
Guam (0.7%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	500,000	559,660

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	350,000	370,279

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	274,625

			1,204,564
Ohio (91.3%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	Aa3	1,005,000	1,138,695

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,123,230

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A
AGO, 5 3/4s, 2/15/39	AA-	1,500,000	1,736,295
5s, 2/15/38	A1	1,500,000	1,628,970

Barberton, City School Dist. G.O. Bonds (School Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,583,877

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,109,860

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,250,000	1,959,008
5 3/8s, 6/1/24	B3	690,000	638,022

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	Aa1	1,000,000	1,083,000

Cincinnati, City School Dist. COP (School Impt.), AGM, 5s, 12/15/28	Aa2	2,500,000	2,821,125

Cleveland, G.O. Bonds, Ser. A
AGO, 5s, 12/1/29	AA	2,000,000	2,206,620
FGIC, NATL, 4 3/4s, 11/15/26	AA	1,790,000	1,961,339

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	AA-	1,500,000	1,697,265

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,119,900

Cleveland, Muni. School Dist. G.O. Bonds, AGM, U.S. Gov't Coll., 5s, 12/1/27 (Prerefunded 6/1/14)	Aa2	1,375,000	1,455,204

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA-	1,630,000	1,937,907
5 1/4s, 9/15/22 (Escrowed to maturity)	AA-	770,000	1,008,715

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	A2	3,000,000	1,810,050

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,668,060

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	870,000	873,698

Cleveland, Wtr. Rev. Bonds (2nd Lien)
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,138,180
Ser. A, 5s, 1/1/26	Aa2	500,000	597,085

Columbus G.O. Bonds, Ser. A
5s, 2/15/25	Aaa	1,500,000	1,860,720
5s, 7/1/14	Aaa	1,375,000	1,461,350

Columbus, Swr. VRDN, Ser. B, 0.1s, 6/1/32	VMIG1	2,930,000	2,930,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,153,165
Ser. D, 5s, 8/1/32	Aa2	750,000	868,118
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,739,550

Cuyahoga Cnty. G.O. Bonds
(Cap. Impt.), Ser. A, 4s, 12/1/27	Aa1	1,000,000	1,092,400
(Ltd. Tax), Ser. A, 4s, 12/1/17	Aa1	750,000	859,118

Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	565,000	587,560

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.), SGI, 5s, 12/1/35	A1	500,000	541,785

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	590,000	623,412

Field, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AMBAC, 5s, 12/1/22	A-/P	1,170,000	1,209,967

Franklin Cnty., Rev. Bonds (OCLC Online Computer Library Ctr.), 5s, 4/15/13	A	2,610,000	2,620,362

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	1,100,000	1,234,673

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,092,520

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	A1	1,745,000	1,916,411

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.)
6 5/8s, 1/1/46	BBB	590,000	674,783
5s, 1/1/32	BBB	370,000	395,756

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	1,930,680
zero %, 12/1/22	A2	500,000	352,220

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro. Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA+	1,500,000	1,690,740

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, 5s, 12/1/26	AA-	2,000,000	2,243,500

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,800,000	2,185,110

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	794,080

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,232,856

Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	Aa2	1,190,000	1,097,240
AGM, zero %, 12/1/16	Aa2	1,250,000	1,179,013

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,153,620

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA-	2,000,000	2,153,920

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB	500,000	547,145

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	781,487

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	720,155

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,386,963

Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s, 11/1/17 (Prerefunded 5/1/13)	A1	2,535,000	2,554,976

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa3	1,000,000	1,217,720

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	A1	1,105,000	1,279,170

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	562,950

OH Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	1,000,000	1,079,180
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s, 3/1/15	Aaa	120,000	124,436

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	5,000	4,565

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,817,430
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,595,288
(Infrastructure Impt.), Ser. A, 5s, 2/1/21	Aa1	1,000,000	1,249,000
(Common Schools), Ser. A, 4s, 9/15/16	Aa1	1,000,000	1,119,620

OH State Rev. Bonds
Ser. A, U.S. Gov't Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AA-	3,090,000	3,732,102
(Revitalization), Ser. A, AMBAC, U.S. Gov't Coll., 5s, 4/1/19 (Prerefunded 4/1/16)	AA-	1,750,000	1,990,940

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.799s, 12/1/38	Baa1	1,000,000	1,162,350

OH State Air Quality Dev. Auth. Rev. Bonds
(Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,115,710
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	500,000	585,225

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,259,100
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,086,680
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,381,152
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,139,330
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,533,195

OH State Higher Edl. Fac. VRDN (Case Western Reserve), Ser. B-2, 0.1s, 12/1/44	VMIG1	3,800,000	3,800,000

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,125,700
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,145,440
(Xavier U.), 5s, 5/1/40	A3	750,000	809,303
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,722,195

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.1s, 1/1/43	VMIG1	2,010,000	2,010,000

OH State Higher Edl. Fac. Commn. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	2,000,000	2,236,840
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,017,550

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	565,000	581,543
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	180,000	183,305

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,875,287

OH State U. Rev. Bonds (Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,157,000

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds (Loan Fund Wtr. Quality), Ser. B-1, 5s, 12/1/17	Aaa	1,500,000	1,793,910

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/42	Aa3	500,000	552,505
NATL, 5s, 12/1/25	Aa3	2,265,000	2,363,618

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,774,740

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A1	2,165,000	2,502,783

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	377,706

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	2,250,000	2,449,440

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,242,420

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	518,885

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	Aa2	1,500,000	1,705,530

Tallmadge, City School Dist. G.O. Bonds (School Fac.), AGM, 5s, 12/1/26	AA-	1,410,000	1,513,691

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa2	1,900,000	2,407,490

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,719,135
Ser. A, 5s, 6/1/31	Aa3	500,000	583,660
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,171,740

Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aaa	1,320,000	1,512,311

Woodridge, School Dist. G.O. Bonds, AMBAC, 6.8s, 12/1/14	Aa2	980,000	1,018,230

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA-	500,000	561,785
5s, 12/15/25	A1	500,000	563,420

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	266,204
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	248,054
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	223,854
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	217,804
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	193,603
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	187,553

			149,530,837
Puerto Rico (5.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	470,000	471,170

Cmnwlth. of PR, G.O. Bonds, Ser. A
6s, 7/1/40	BBB	1,350,000	1,428,638
5 1/4s, 7/1/22	BBB	1,000,000	1,034,690

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	BBB-	840,000	870,425

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. ZZ, 5 1/4s, 7/1/26	BBB+	1,000,000	1,033,670

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	750,000	798,353
Ser. G, 5s, 7/1/33	BBB	100,000	99,740
Ser. G, 5s, 7/1/33 (Prerefunded 7/1/13)	Aaa	195,000	198,052

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,040

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,092,930

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa2	500,000	526,170

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/43	Aa3	3,000,000	549,660

			9,103,538
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	334,365
Ser. A-1, 5s, 10/1/39	Baa2	375,000	393,161
Ser. A, 5s, 10/1/25	Baa2	350,000	388,327

			1,115,853
TOTAL INVESTMENTS

Total investments (cost $148,979,064)(b)			$161,792,985

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $163,728,217.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $148,927,713, resulting in gross unrealized appreciation and depreciation of $13,038,972 and $173,700, respectively, or net unrealized appreciation of $12,865,272.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local Government	24.6%
	Education	17.9
	Healthcare	12.5
	Utilities	12.1
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.2%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$161,792,985	$—

Totals by level	$—	$161,792,985	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013